Stockholders' equity - Restricted stock activity (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted average grant date fair value
Expense related to restricted stock awards			$ 263,396	$ 122,134	$ 218,294
Restricted Stock
Shares
Beginning balance (in shares)	8,867	2,697	2,697
Granted (in shares)	176,561		11,151
Vested (in shares)	(127,133)		(4,981)
Ending balance (in shares)	58,295		8,867	2,697
Weighted average grant date fair value
Beginning balance (in dollars per share)	$ 3.51	$ 11.37	$ 11.37
Granted (in dollars per share)	2.13		2.50
Vested (in dollars per share)	2.19		5.50
Ending balance (in dollars per share)	$ 2.21		$ 3.51	$ 11.37
Expense related to restricted stock awards	$ 279,026	$ 20,421
Future expected expense related to restricted stock awards	$ 128,307			$ 31,015
Period of recognition	2 years 6 months		2 years 2 months 12 days